MFS® EQUITY OPPORTUNITIES FUND	MFS® GLOBAL TOTAL RETURN FUND
MFS® GLOBAL ALTERNATIVE STRATEGY FUND	MFS® INFLATION-ADJUSTED BOND FUND
MFS® GLOBAL EQUITY FUND	MFS® STRATEGIC INCOME FUND
MFS® GLOBAL GROWTH FUND	MFS® UTILITIES FUND

Effective immediately, the “Ticker Symbols” table on the cover page is restated in its entirety as follows:

Fund	Ticker Symbols
	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5
MFS® Series Trust VI:
MFS® Global Equity Fund	MWEFX	MWEBX	MWECX	MWEIX	MWEGX	MEQRX	MWEHX	MWELX	MWEMX
MFS® Global Total Return Fund	MFWTX	MFWBX	MFWCX	MFWIX	MFWGX	MGBRX	MFWHX	MFWJX	MFWLX
MFS® Utilities Fund	MMUFX	MMUBX	MMUCX	MMUIX	MMUGX	MURRX	MMUHX	MMUJX	MMUKX
MFS® Series Trust VIII:
MFS® Global Growth Fund	MWOFX	MWOBX	MWOCX	MWOIX	MWOGX	MGWRX	MWOHX	MWOJX	MWOKX
MFS® Strategic Income Fund	MFIOX	MIOBX	MIOCX	MFIIX	N/A	N/A	N/A	N/A	N/A
MFS® Series Trust IX:
MFS® Inflation-Adjusted Bond Fund	MIAAX	MIABX	MIACX	MIAIX	MIALX	MIATX	MIAHX	MIAJX	MIAKX
MFS® Series Trust XII
MFS® Equity Opportunities Fund	SRFAX	SRFBX	SRFCX	SRFIX	SRFDX	SRFEX	SRFFX	SRFGX	SRFHX
MFS® Series Trust XV:
MFS® Global Alternative Strategy Fund (formerly, MFS® Diversified Target Return Fund)	DVRAX	DVRBX	DVRCX	DVRIX	DVRFX	DVRHX	DVRJX	DVRKX	DVRLX

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